General accounting policies (Details) £ in Millions	Dec. 31, 2022 GBP (£)	May 01, 2022	Dec. 31, 2021
Disclosure of geographical areas
Assumed revenue decline for downside scenario	20.00%
Cash loss for downside scenario	£ 200
Argentina
Disclosure of geographical areas
Level of price index	1,134.59	716.94
Lebanon
Disclosure of geographical areas
Level of price index	2,045.46		921.40
Turkey
Disclosure of geographical areas
Level of price index	1,128.45		686.95